Structured entities (Tables)	12 Months Ended
Dec. 31, 2021
Structured entities [abstract]
Covered bond programme	Covered bond programme Fair value pledged mortgage loans 2021 2020 Dutch Covered Bond Companies 16,586 20,157 16,586 20,157